Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds V
Entity Central Index Key	0001738078
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000202270
Shareholder Report [Line Items]
Fund Name	BlackRock Floating Rate Income Portfolio
Class Name	Institutional Shares
Trading Symbol	BFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period.

  Credit-oriented investments performed particularly well, as investors reacted favorably to the combination of positive economic growth, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates before the end of 2024.

What contributed to performance?

Allocations to B, BB, and CCC rated issues contributed to performance. Holdings in the technology sector also contributed.

What detracted from performance?

The Fund’s holdings in CC rated issues and the oil field services sector were the main detractors during the reporting period.

The Fund’s cash position was elevated at the close of the period due to the Fund holding cash collateral against loan total return swap positions (a form of derivative). Cash holdings did not have a material impact on performance and were not a reflection of a defensive positioning.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 14	10,000	10,000	10,000
Aug 14	10,022	10,109	10,015
Sep 14	9,957	10,028	9,956
Oct 14	9,999	10,126	9,981
Nov 14	10,050	10,181	10,031
Dec 14	9,943	10,163	9,905
Jan 15	9,981	10,356	9,938
Feb 15	10,121	10,296	10,078
Mar 15	10,167	10,338	10,116
Apr 15	10,231	10,326	10,209
May 15	10,247	10,308	10,228
Jun 15	10,225	10,193	10,185
Jul 15	10,264	10,253	10,185
Aug 15	10,220	10,222	10,113
Sep 15	10,164	10,262	10,048
Oct 15	10,177	10,295	10,029
Nov 15	10,110	10,258	9,941
Dec 15	10,054	10,206	9,837
Jan 16	10,019	10,319	9,773
Feb 16	9,961	10,392	9,721
Mar 16	10,170	10,520	9,989
Apr 16	10,329	10,591	10,187
May 16	10,400	10,600	10,278
Jun 16	10,375	10,786	10,280
Jul 16	10,517	10,875	10,428
Aug 16	10,576	10,887	10,506
Sep 16	10,647	10,889	10,597
Oct 16	10,696	10,817	10,684
Nov 16	10,733	10,574	10,712
Dec 16	10,855	10,605	10,836
Jan 17	10,904	10,643	10,897
Feb 17	10,947	10,725	10,952
Mar 17	10,953	10,721	10,960
Apr 17	11,000	10,810	11,008
May 17	11,037	10,894	11,048
Jun 17	11,030	10,885	11,044
Jul 17	11,122	10,939	11,120
Aug 17	11,106	11,033	11,115
Sep 17	11,154	10,994	11,158
Oct 17	11,215	11,007	11,225
Nov 17	11,209	10,991	11,238
Dec 17	11,250	11,039	11,283
Jan 18	11,358	10,933	11,391
Feb 18	11,351	10,829	11,414
Mar 18	11,371	10,884	11,446
Apr 18	11,413	10,811	11,493
May 18	11,425	10,870	11,513
Jun 18	11,422	10,855	11,526
Jul 18	11,501	10,877	11,611
Aug 18	11,546	10,931	11,658
Sep 18	11,613	10,884	11,738
Oct 18	11,602	10,793	11,734
Nov 18	11,500	10,842	11,628
Dec 18	11,195	11,011	11,332
Jan 19	11,479	11,163	11,621
Feb 19	11,666	11,175	11,806
Mar 19	11,636	11,377	11,785
Apr 19	11,827	11,393	11,980
May 19	11,772	11,567	11,954
Jun 19	11,821	11,731	11,983
Jul 19	11,920	11,766	12,079
Aug 19	11,908	12,032	12,046
Sep 19	11,978	11,980	12,102
Oct 19	11,941	12,019	12,048
Nov 19	12,020	12,016	12,118
Dec 19	12,185	12,034	12,312
Jan 20	12,218	12,250	12,380
Feb 20	12,016	12,434	12,217
Mar 20	10,767	12,191	10,706
Apr 20	11,229	12,435	11,187
May 20	11,590	12,551	11,612
Jun 20	11,652	12,656	11,744
Jul 20	11,877	12,878	11,974
Aug 20	12,012	12,804	12,153
Sep 20	12,085	12,781	12,230
Oct 20	12,075	12,735	12,255
Nov 20	12,353	12,901	12,528
Dec 20	12,504	12,946	12,696
Jan 21	12,604	12,865	12,847
Feb 21	12,663	12,699	12,923
Mar 21	12,662	12,551	12,922
Apr 21	12,723	12,656	12,989
May 21	12,786	12,705	13,064
Jun 21	12,836	12,797	13,113
Jul 21	12,808	12,926	13,111
Aug 21	12,870	12,917	13,173
Sep 21	12,933	12,807	13,258
Oct 21	12,969	12,796	13,293
Nov 21	12,923	12,812	13,272
Dec 21	13,011	12,803	13,357
Jan 22	13,032	12,522	13,405
Feb 22	12,961	12,352	13,337
Mar 22	12,975	12,020	13,343
Apr 22	12,935	11,572	13,372
May 22	12,647	11,636	13,030
Jun 22	12,334	11,403	12,748
Jul 22	12,669	11,690	13,019
Aug 22	12,822	11,386	13,216
Sep 22	12,548	10,895	12,915
Oct 22	12,727	10,776	13,043
Nov 22	12,898	11,178	13,200
Dec 22	12,952	11,140	13,254
Jan 23	13,283	11,485	13,607
Feb 23	13,325	11,203	13,686
Mar 23	13,364	11,466	13,682
Apr 23	13,498	11,536	13,825
May 23	13,474	11,416	13,800
Jun 23	13,778	11,399	14,113
Jul 23	13,935	11,410	14,294
Aug 23	14,068	11,341	14,461
Sep 23	14,154	11,071	14,601
Oct 23	14,128	10,904	14,598
Nov 23	14,337	11,395	14,776
Dec 23	14,581	11,827	15,019
Jan 24	14,658	11,799	15,121
Feb 24	14,793	11,658	15,258
Mar 24	14,933	11,772	15,388
Apr 24	15,006	11,497	15,481
May 24	15,126	11,688	15,626
Jun 24	15,166	11,794	15,681
Jul 24	15,271	12,062	15,788

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	9.59%	5.08%	4.32%
Bloomberg U.S. Universal Index...
	5.72	0.50	1.89
Morningstar LSTA Leveraged Loan Index...
	10.45	5.50	4.67

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,415,424,348
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 19,679,903
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,415,424,348
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$19,679,903
Portfolio Turnover Rate...
41%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.1%
Investment Companies...
2.2
Corporate Bonds...
1.5
Fixed Rate Loan Interests...
0.5
Common Stocks...
0.4
Asset-Backed Securities...
0.3
Warrants...
0.0Footnote Reference(b)
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
7.1
BB/Ba...
28.0
B...
55.1
CCC/Caa...
5.0
CC/Ca...
0.1
NR...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000202268
Shareholder Report [Line Items]
Fund Name	BlackRock Floating Rate Income Portfolio
Class Name	Investor A Shares
Trading Symbol	BFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period.

  Credit-oriented investments performed particularly well, as investors reacted favorably to the combination of positive economic growth, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates before the end of 2024.

What contributed to performance?

Allocations to B, BB, and CCC rated issues contributed to performance. Holdings in the technology sector also contributed.

What detracted from performance?

The Fund’s holdings in CC rated issues and the oil field services sector were the main detractors during the reporting period.

The Fund’s cash position was elevated at the close of the period due to the Fund holding cash collateral against loan total return swap positions (a form of derivative). Cash holdings did not have a material impact on performance and were not a reflection of a defensive positioning.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 14	9,750	10,000	10,000
Aug 14	9,769	10,109	10,015
Sep 14	9,693	10,028	9,956
Oct 14	9,732	10,126	9,981
Nov 14	9,789	10,181	10,031
Dec 14	9,682	10,163	9,905
Jan 15	9,716	10,356	9,938
Feb 15	9,850	10,296	10,078
Mar 15	9,892	10,338	10,116
Apr 15	9,952	10,326	10,209
May 15	9,966	10,308	10,228
Jun 15	9,943	10,193	10,185
Jul 15	9,979	10,253	10,185
Aug 15	9,933	10,222	10,113
Sep 15	9,875	10,262	10,048
Oct 15	9,886	10,295	10,029
Nov 15	9,817	10,258	9,941
Dec 15	9,751	10,206	9,837
Jan 16	9,723	10,319	9,773
Feb 16	9,664	10,392	9,721
Mar 16	9,865	10,520	9,989
Apr 16	10,006	10,591	10,187
May 16	10,081	10,600	10,278
Jun 16	10,055	10,786	10,280
Jul 16	10,179	10,875	10,428
Aug 16	10,245	10,887	10,506
Sep 16	10,310	10,889	10,597
Oct 16	10,356	10,817	10,684
Nov 16	10,389	10,574	10,712
Dec 16	10,494	10,605	10,836
Jan 17	10,548	10,643	10,897
Feb 17	10,588	10,725	10,952
Mar 17	10,590	10,721	10,960
Apr 17	10,623	10,810	11,008
May 17	10,667	10,894	11,048
Jun 17	10,657	10,885	11,044
Jul 17	10,743	10,939	11,120
Aug 17	10,725	11,033	11,115
Sep 17	10,758	10,994	11,158
Oct 17	10,824	11,007	11,225
Nov 17	10,816	10,991	11,238
Dec 17	10,853	11,039	11,283
Jan 18	10,944	10,933	11,391
Feb 18	10,945	10,829	11,414
Mar 18	10,961	10,884	11,446
Apr 18	11,000	10,811	11,493
May 18	11,008	10,870	11,513
Jun 18	11,003	10,855	11,526
Jul 18	11,076	10,877	11,611
Aug 18	11,117	10,931	11,658
Sep 18	11,178	10,884	11,738
Oct 18	11,164	10,793	11,734
Nov 18	11,063	10,842	11,628
Dec 18	10,768	11,011	11,332
Jan 19	11,039	11,163	11,621
Feb 19	11,215	11,175	11,806
Mar 19	11,183	11,377	11,785
Apr 19	11,353	11,393	11,980
May 19	11,309	11,567	11,954
Jun 19	11,342	11,731	11,983
Jul 19	11,446	11,766	12,079
Aug 19	11,432	12,032	12,046
Sep 19	11,497	11,980	12,102
Oct 19	11,459	12,019	12,048
Nov 19	11,532	12,016	12,118
Dec 19	11,687	12,034	12,312
Jan 20	11,716	12,250	12,380
Feb 20	11,520	12,434	12,217
Mar 20	10,320	12,191	10,706
Apr 20	10,760	12,435	11,187
May 20	11,092	12,551	11,612
Jun 20	11,161	12,656	11,744
Jul 20	11,374	12,878	11,974
Aug 20	11,501	12,804	12,153
Sep 20	11,557	12,781	12,230
Oct 20	11,557	12,735	12,255
Nov 20	11,820	12,901	12,528
Dec 20	11,961	12,946	12,696
Jan 21	12,043	12,865	12,847
Feb 21	12,109	12,699	12,923
Mar 21	12,106	12,551	12,922
Apr 21	12,150	12,656	12,989
May 21	12,220	12,705	13,064
Jun 21	12,253	12,797	13,113
Jul 21	12,236	12,926	13,111
Aug 21	12,281	12,917	13,173
Sep 21	12,351	12,807	13,258
Oct 21	12,370	12,796	13,293
Nov 21	12,337	12,812	13,272
Dec 21	12,419	12,803	13,357
Jan 22	12,436	12,522	13,405
Feb 22	12,366	12,352	13,337
Mar 22	12,376	12,020	13,343
Apr 22	12,336	11,572	13,372
May 22	12,059	11,636	13,030
Jun 22	11,745	11,403	12,748
Jul 22	12,075	11,690	13,019
Aug 22	12,219	11,386	13,216
Sep 22	11,954	10,895	12,915
Oct 22	12,110	10,776	13,043
Nov 22	12,284	11,178	13,200
Dec 22	12,332	11,140	13,254
Jan 23	12,645	11,485	13,607
Feb 23	12,683	11,203	13,686
Mar 23	12,717	11,466	13,682
Apr 23	12,842	11,536	13,825
May 23	12,804	11,416	13,800
Jun 23	13,103	11,399	14,113
Jul 23	13,251	11,410	14,294
Aug 23	13,374	11,341	14,461
Sep 23	13,439	11,071	14,601
Oct 23	13,426	10,904	14,598
Nov 23	13,607	11,395	14,776
Dec 23	13,836	11,827	15,019
Jan 24	13,921	11,799	15,121
Feb 24	14,047	11,658	15,258
Mar 24	14,176	11,772	15,388
Apr 24	14,243	11,497	15,481
May 24	14,354	11,688	15,626
Jun 24	14,389	11,794	15,681
Jul 24	14,486	12,062	15,788

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	9.32%	4.82%	4.04%
Investor A Shares (with sales charge)...
	6.59	4.29	3.78
Bloomberg U.S. Universal Index...
	5.72	0.50	1.89
Morningstar LSTA Leveraged Loan Index...
	10.45	5.50	4.67

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,415,424,348
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 19,679,903
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,415,424,348
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$19,679,903
Portfolio Turnover Rate...
41%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.1%
Investment Companies...
2.2
Corporate Bonds...
1.5
Fixed Rate Loan Interests...
0.5
Common Stocks...
0.4
Asset-Backed Securities...
0.3
Warrants...
0.0Footnote Reference(b)
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
7.1
BB/Ba...
28.0
B...
55.1
CCC/Caa...
5.0
CC/Ca...
0.1
NR...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000202269
Shareholder Report [Line Items]
Fund Name	BlackRock Floating Rate Income Portfolio
Class Name	Investor C Shares
Trading Symbol	BFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$176	1.69%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period.

  Credit-oriented investments performed particularly well, as investors reacted favorably to the combination of positive economic growth, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates before the end of 2024.

What contributed to performance?

Allocations to B, BB, and CCC rated issues contributed to performance. Holdings in the technology sector also contributed.

What detracted from performance?

The Fund’s holdings in CC rated issues and the oil field services sector were the main detractors during the reporting period.

The Fund’s cash position was elevated at the close of the period due to the Fund holding cash collateral against loan total return swap positions (a form of derivative). Cash holdings did not have a material impact on performance and were not a reflection of a defensive positioning.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 14	10,000	10,000	10,000
Aug 14	10,013	10,109	10,015
Sep 14	9,929	10,028	9,956
Oct 14	9,963	10,126	9,981
Nov 14	10,015	10,181	10,031
Dec 14	9,900	10,163	9,905
Jan 15	9,929	10,356	9,938
Feb 15	10,060	10,296	10,078
Mar 15	10,096	10,338	10,116
Apr 15	10,151	10,326	10,209
May 15	10,158	10,308	10,228
Jun 15	10,128	10,193	10,185
Jul 15	10,158	10,253	10,185
Aug 15	10,096	10,222	10,113
Sep 15	10,041	10,262	10,048
Oct 15	10,046	10,295	10,029
Nov 15	9,971	10,258	9,941
Dec 15	9,897	10,206	9,837
Jan 16	9,854	10,319	9,773
Feb 16	9,798	10,392	9,721
Mar 16	9,995	10,520	9,989
Apr 16	10,133	10,591	10,187
May 16	10,204	10,600	10,278
Jun 16	10,161	10,786	10,280
Jul 16	10,291	10,875	10,428
Aug 16	10,340	10,887	10,506
Sep 16	10,411	10,889	10,597
Oct 16	10,450	10,817	10,684
Nov 16	10,477	10,574	10,712
Dec 16	10,577	10,605	10,836
Jan 17	10,615	10,643	10,897
Feb 17	10,660	10,725	10,952
Mar 17	10,645	10,721	10,960
Apr 17	10,683	10,810	11,008
May 17	10,720	10,894	11,048
Jun 17	10,703	10,885	11,044
Jul 17	10,783	10,939	11,120
Aug 17	10,748	11,033	11,115
Sep 17	10,785	10,994	11,158
Oct 17	10,845	11,007	11,225
Nov 17	10,830	10,991	11,238
Dec 17	10,850	11,039	11,283
Jan 18	10,945	10,933	11,391
Feb 18	10,940	10,829	11,414
Mar 18	10,950	10,884	11,446
Apr 18	10,981	10,811	11,493
May 18	10,973	10,870	11,513
Jun 18	10,960	10,855	11,526
Jul 18	11,038	10,877	11,611
Aug 18	11,071	10,931	11,658
Sep 18	11,126	10,884	11,738
Oct 18	11,105	10,793	11,734
Nov 18	10,998	10,842	11,628
Dec 18	10,697	11,011	11,332
Jan 19	10,960	11,163	11,621
Feb 19	11,129	11,175	11,806
Mar 19	11,091	11,377	11,785
Apr 19	11,252	11,393	11,980
May 19	11,190	11,567	11,954
Jun 19	11,227	11,731	11,983
Jul 19	11,312	11,766	12,079
Aug 19	11,302	12,032	12,046
Sep 19	11,359	11,980	12,102
Oct 19	11,314	12,019	12,048
Nov 19	11,379	12,016	12,118
Dec 19	11,525	12,034	12,312
Jan 20	11,546	12,250	12,380
Feb 20	11,346	12,434	12,217
Mar 20	10,158	12,191	10,706
Apr 20	10,573	12,435	11,187
May 20	10,904	12,551	11,612
Jun 20	10,965	12,656	11,744
Jul 20	11,167	12,878	11,974
Aug 20	11,284	12,804	12,153
Sep 20	11,331	12,781	12,230
Oct 20	11,324	12,735	12,255
Nov 20	11,574	12,901	12,528
Dec 20	11,705	12,946	12,696
Jan 21	11,789	12,865	12,847
Feb 21	11,834	12,699	12,923
Mar 21	11,823	12,551	12,922
Apr 21	11,859	12,656	12,989
May 21	11,920	12,705	13,064
Jun 21	11,944	12,797	13,113
Jul 21	11,920	12,926	13,111
Aug 21	11,968	12,917	13,173
Sep 21	12,017	12,807	13,258
Oct 21	12,028	12,796	13,293
Nov 21	11,988	12,812	13,272
Dec 21	12,059	12,803	13,357
Jan 22	12,068	12,522	13,405
Feb 22	11,993	12,352	13,337
Mar 22	11,996	12,020	13,343
Apr 22	11,949	11,572	13,372
May 22	11,673	11,636	13,030
Jun 22	11,362	11,403	12,748
Jul 22	11,674	11,690	13,019
Aug 22	11,813	11,386	13,216
Sep 22	11,557	10,895	12,915
Oct 22	11,708	10,776	13,043
Nov 22	11,876	11,178	13,200
Dec 22	11,923	11,140	13,254
Jan 23	12,225	11,485	13,607
Feb 23	12,261	11,203	13,686
Mar 23	12,295	11,466	13,682
Apr 23	12,416	11,536	13,825
May 23	12,378	11,416	13,800
Jun 23	12,668	11,399	14,113
Jul 23	12,811	11,410	14,294
Aug 23	12,930	11,341	14,461
Sep 23	12,993	11,071	14,601
Oct 23	12,980	10,904	14,598
Nov 23	13,156	11,395	14,776
Dec 23	13,377	11,827	15,019
Jan 24	13,459	11,799	15,121
Feb 24	13,581	11,658	15,258
Mar 24	13,706	11,772	15,388
Apr 24	13,771	11,497	15,481
May 24	13,877	11,688	15,626
Jun 24	13,911	11,794	15,681
Jul 24	14,005	12,062	15,788

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	8.50%	4.05%	3.43%
Investor C Shares (with sales charge)...
	7.50	4.05	3.43
Bloomberg U.S. Universal Index...
	5.72	0.50	1.89
Morningstar LSTA Leveraged Loan Index...
	10.45	5.50	4.67

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,415,424,348
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 19,679,903
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,415,424,348
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$19,679,903
Portfolio Turnover Rate...
41%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.1%
Investment Companies...
2.2
Corporate Bonds...
1.5
Fixed Rate Loan Interests...
0.5
Common Stocks...
0.4
Asset-Backed Securities...
0.3
Warrants...
0.0Footnote Reference(b)
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
7.1
BB/Ba...
28.0
B...
55.1
CCC/Caa...
5.0
CC/Ca...
0.1
NR...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000202272
Shareholder Report [Line Items]
Fund Name	BlackRock Floating Rate Income Portfolio
Class Name	Class K Shares
Trading Symbol	BFRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period.

  Credit-oriented investments performed particularly well, as investors reacted favorably to the combination of positive economic growth, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates before the end of 2024.

What contributed to performance?

Allocations to B, BB, and CCC rated issues contributed to performance. Holdings in the technology sector also contributed.

What detracted from performance?

The Fund’s holdings in CC rated issues and the oil field services sector were the main detractors during the reporting period.

The Fund’s cash position was elevated at the close of the period due to the Fund holding cash collateral against loan total return swap positions (a form of derivative). Cash holdings did not have a material impact on performance and were not a reflection of a defensive positioning.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 14	10,000	10,000	10,000
Aug 14	10,019	10,109	10,015
Sep 14	9,942	10,028	9,956
Oct 14	9,981	10,126	9,981
Nov 14	10,040	10,181	10,031
Dec 14	9,930	10,163	9,905
Jan 15	9,965	10,356	9,938
Feb 15	10,103	10,296	10,078
Mar 15	10,146	10,338	10,116
Apr 15	10,207	10,326	10,209
May 15	10,222	10,308	10,228
Jun 15	10,198	10,193	10,185
Jul 15	10,235	10,253	10,185
Aug 15	10,188	10,222	10,113
Sep 15	10,128	10,262	10,048
Oct 15	10,139	10,295	10,029
Nov 15	10,069	10,258	9,941
Dec 15	10,001	10,206	9,837
Jan 16	9,973	10,319	9,773
Feb 16	9,912	10,392	9,721
Mar 16	10,108	10,520	9,989
Apr 16	10,266	10,591	10,187
May 16	10,337	10,600	10,278
Jun 16	10,313	10,786	10,280
Jul 16	10,454	10,875	10,428
Aug 16	10,514	10,887	10,506
Sep 16	10,594	10,889	10,597
Oct 16	10,644	10,817	10,684
Nov 16	10,682	10,574	10,712
Dec 16	10,793	10,605	10,836
Jan 17	10,842	10,643	10,897
Feb 17	10,896	10,725	10,952
Mar 17	10,891	10,721	10,960
Apr 17	10,939	10,810	11,008
May 17	10,987	10,894	11,048
Jun 17	10,980	10,885	11,044
Jul 17	11,072	10,939	11,120
Aug 17	11,045	11,033	11,115
Sep 17	11,092	10,994	11,158
Oct 17	11,164	11,007	11,225
Nov 17	11,159	10,991	11,238
Dec 17	11,188	11,039	11,283
Jan 18	11,296	10,933	11,391
Feb 18	11,300	10,829	11,414
Mar 18	11,320	10,884	11,446
Apr 18	11,363	10,811	11,493
May 18	11,364	10,870	11,513
Jun 18	11,361	10,855	11,526
Jul 18	11,452	10,877	11,611
Aug 18	11,497	10,931	11,658
Sep 18	11,564	10,884	11,738
Oct 18	11,553	10,793	11,734
Nov 18	11,440	10,842	11,628
Dec 18	11,149	11,011	11,332
Jan 19	11,433	11,163	11,621
Feb 19	11,619	11,175	11,806
Mar 19	11,589	11,377	11,785
Apr 19	11,768	11,393	11,980
May 19	11,714	11,567	11,954
Jun 19	11,764	11,731	11,983
Jul 19	11,863	11,766	12,079
Aug 19	11,864	12,032	12,046
Sep 19	11,934	11,980	12,102
Oct 19	11,897	12,019	12,048
Nov 19	11,976	12,016	12,118
Dec 19	12,141	12,034	12,312
Jan 20	12,162	12,250	12,380
Feb 20	11,974	12,434	12,217
Mar 20	10,730	12,191	10,706
Apr 20	11,178	12,435	11,187
May 20	11,539	12,551	11,612
Jun 20	11,613	12,656	11,744
Jul 20	11,838	12,878	11,974
Aug 20	11,973	12,804	12,153
Sep 20	12,034	12,781	12,230
Oct 20	12,037	12,735	12,255
Nov 20	12,314	12,901	12,528
Dec 20	12,453	12,946	12,696
Jan 21	12,554	12,865	12,847
Feb 21	12,625	12,699	12,923
Mar 21	12,613	12,551	12,922
Apr 21	12,675	12,656	12,989
May 21	12,739	12,705	13,064
Jun 21	12,789	12,797	13,113
Jul 21	12,775	12,926	13,111
Aug 21	12,825	12,917	13,173
Sep 21	12,902	12,807	13,258
Oct 21	12,926	12,796	13,293
Nov 21	12,895	12,812	13,272
Dec 21	12,983	12,803	13,357
Jan 22	13,005	12,522	13,405
Feb 22	12,935	12,352	13,337
Mar 22	12,936	12,020	13,343
Apr 22	12,911	11,572	13,372
May 22	12,625	11,636	13,030
Jun 22	12,300	11,403	12,748
Jul 22	12,635	11,690	13,019
Aug 22	12,802	11,386	13,216
Sep 22	12,529	10,895	12,915
Oct 22	12,696	10,776	13,043
Nov 22	12,881	11,178	13,200
Dec 22	12,935	11,140	13,254
Jan 23	13,253	11,485	13,607
Feb 23	13,309	11,203	13,686
Mar 23	13,350	11,466	13,682
Apr 23	13,484	11,536	13,825
May 23	13,447	11,416	13,800
Jun 23	13,751	11,399	14,113
Jul 23	13,924	11,410	14,294
Aug 23	14,057	11,341	14,461
Sep 23	14,130	11,071	14,601
Oct 23	14,119	10,904	14,598
Nov 23	14,314	11,395	14,776
Dec 23	14,559	11,827	15,019
Jan 24	14,652	11,799	15,121
Feb 24	14,788	11,658	15,258
Mar 24	14,929	11,772	15,388
Apr 24	15,003	11,497	15,481
May 24	15,108	11,688	15,626
Jun 24	15,165	11,794	15,681
Jul 24	15,272	12,062	15,788

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	9.68%	5.18%	4.32%
Bloomberg U.S. Universal Index...
	5.72	0.50	1.89
Morningstar LSTA Leveraged Loan Index...
	10.45	5.50	4.67

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,415,424,348
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 19,679,903
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,415,424,348
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$19,679,903
Portfolio Turnover Rate...
41%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.1%
Investment Companies...
2.2
Corporate Bonds...
1.5
Fixed Rate Loan Interests...
0.5
Common Stocks...
0.4
Asset-Backed Securities...
0.3
Warrants...
0.0Footnote Reference(b)
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
7.1
BB/Ba...
28.0
B...
55.1
CCC/Caa...
5.0
CC/Ca...
0.1
NR...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.